Deposits (Deposits outstanding by type) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deposits, by Type [Abstract]
Checking Accounts	$ 136,695,876	$ 126,740,707
Money Market Accounts	240,631,708	234,382,412
Statement Savings Accounts	24,485,648	22,411,240
Total	401,813,232	383,534,359
Certificate Accounts	256,883,540	292,804,294
Total Deposits	658,696,772	676,338,653
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Checking Accounts, Weighted Rate	0.04%	0.06%
Money Market Accounts, Weighted Rate	0.28%	0.38%
Statement Savings Accounts, Weighted Rate	0.10%	0.20%
Total, Weighted Rate	0.19%	0.26%
Certificate Accounts, Weighted Rate	0.83%	1.11%
Total Deposit, Weighted Rate	0.44%	0.63%
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	25,600,000	22,600,000
Weighted Average Rate Domestic Deposit, Brokered	1.23%	1.47%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	2,500,000
Time Deposits, $100,000 or More	129,900,000	139,900,000
Overdrafts reclassified to loans	133,000	72,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.10%	0.20%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.05%	0.15%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.15%	0.20%
Interest Rate Domestic Deposit, Money Market	0.30%	0.40%
Interest Rate Domestic Deposit, Savings	0.10%	0.20%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.30%	0.40%
Interest Rate Domestic Deposit, Time Deposits	3.25%	5.22%
Interest Rate Domestic Deposit	3.25%	5.22%
0.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	226,750,180	255,422,955
0.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
0.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	1.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	28,848,252	32,975,486
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99%
Deposits, by Type [Abstract]
Certificate Accounts	1,285,108	2,380,728
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%
4.00 – 4.99%
Deposits, by Type [Abstract]
Certificate Accounts	0	1,523,474
4.00 – 4.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	4.00%
4.00 – 4.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	4.99%
5.00 – 5.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 0	$ 501,651
5.00 – 5.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	5.00%
5.00 – 5.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	5.99%